Business Acquisitions (Tables)	9 Months Ended
Sep. 30, 2021
Michael F. Hamant, M.D., P.C
Business Acquisition [Line Items]
Schedule of business acquisition allocation of total purchase price

Goodwill	$130,000
PP&E	10,000
Total Purchase Price	$140,000

Neisa I. Diaz, M.D., LLC
Business Acquisition [Line Items]
Schedule of business acquisition allocation of total purchase price

Aquired Intangibles	$1,840,000
Goodwill	1,960,000
Other Assets	2,037
Total Purchase Price	$3,802,037

Medical Associates of Tampa Bay, LLC
Business Acquisition [Line Items]
Schedule of business acquisition allocation of total purchase price

Aquired Intangibles	$240,000
Goodwill	892,550
PP&E	21,450
Total Purchase Price	$1,154,000

	September 30, 2021	December 31, 2020
Goodwill	$3,805,628	$871,128
Intangible Assets - Amortizable	2,080,000	—
Total	$5,885,628	$871,128